Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
August 31, 2022
REHI-NPRT3-1022
1.805767.118
Corporate Bonds - 4.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.4%
Diversified Financial Services - 0.3%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (b)	1,264,000	2,609,573
Homebuilders/Real Estate - 0.1%
PennyMac Corp. 5.5% 11/1/24	956,000	920,150
TOTAL CONVERTIBLE BONDS		3,529,723
Nonconvertible Bonds - 3.8%
Gaming - 0.5%
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	1,690,000	1,650,133
8.125% 7/1/27 (b)	2,315,000	2,274,418
		3,924,551
Healthcare - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	1,085,000	919,252
Homebuilders/Real Estate - 1.8%
Adams Homes, Inc. 7.5% 2/15/25 (b)	1,215,000	1,053,364
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)	3,195,000	2,563,508
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	685,000	679,006
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)	2,290,000	1,970,813
iStar Financial, Inc. 4.25% 8/1/25	3,630,000	3,622,849
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,545,000	2,093,263
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	385,000	300,781
Service Properties Trust 7.5% 9/15/25	1,095,000	1,050,828
		13,334,412
Hotels - 1.0%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	3,200,000	2,641,600
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (b)	900,000	758,785
4.75% 1/15/28	3,250,000	2,841,482
Times Square Hotel Trust 8.528% 8/1/26 (b)	1,635,126	1,663,430
		7,905,297
Telecommunications - 0.4%
Uniti Group, Inc.:
6% 1/15/30 (b)	2,395,000	1,688,726
7.875% 2/15/25 (b)	1,195,000	1,180,535
		2,869,261
TOTAL NONCONVERTIBLE BONDS		28,952,773
TOTAL CORPORATE BONDS (Cost $34,966,733)		32,482,496

Asset-Backed Securities - 3.6%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)	3,728,000	3,783,686
Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,552,234	26
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (b)(c)(e)(f)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (b)(c)(e)(f)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.8138% 1/28/40 (b)(c)(e)(f)	3,107,938	311
DataBank Issuer, LLC Series 2021-1A Class C, 4.43% 2/27/51 (b)	1,500,000	1,307,198
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (b)	859,000	707,026
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	2,240,000	2,002,755
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	1,068,000	913,666
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,045,601	1,767,913
Series 2021-1 Class F, 3.325% 9/17/41 (b)	932,012	769,413
Series 2021-2 Class G, 4.505% 12/17/26 (b)	5,404,652	4,669,468
Series 2021-3 Class F, 4.242% 1/17/41 (b)	1,255,210	1,087,067
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (c)	615,004	612,746
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (b)	1,228,000	1,189,587
Class G, 4.116% 9/17/36 (b)	998,000	969,054
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (b)	1,638,000	1,534,608
Class H, 5.268% 4/17/37 (b)	462,000	438,795
Series 2020-SFR3 Class H, 6.234% 10/17/27 (b)	966,000	936,721
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	1,239,000	1,095,070
Series 2021-SFR8 Class F, 3.181% 10/17/38 (b)	815,000	704,524
Series 2022-SFR5 Class E1, 6.618% 6/17/39 (b)	1,590,000	1,572,892
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.3323% 12/5/36 (b)(c)(e)(f)	5,746,549	431
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	664,000	657,983
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	574,000	545,631
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	672,000	587,257
TOTAL ASSET-BACKED SECURITIES (Cost $37,301,573)		27,854,170

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)	27,983	4,209
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 2.2269% 2/25/42 (b)(c)(e)	25,573	6,345
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.5738% 1/25/42 (b)(c)(e)	20,465	1,789
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.3043% 6/25/43 (c)(g)	91,324	37,293
Class 2B5, 3.3043% 6/25/43 (c)(e)(g)	9,619	90
TOTAL U.S. GOVERNMENT AGENCY		45,517
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,495)		49,726

Commercial Mortgage Securities - 83.3%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 7.391% 4/15/34 (b)(c)(f)	2,188,000	1,844,130
BAMLL Commercial Mortgage Securities Trust:
floater Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 4.341% 4/15/36 (b)(c)(f)	4,028,000	3,875,014
Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)	2,588,000	2,316,703
BANK:
sequential payer Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	1,664,000	1,105,126
Class E, 2.5% 6/15/55 (b)	1,302,000	793,191
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	4,416,000	3,616,008
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)	2,593,000	2,019,942
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	4,653,000	3,451,423
Class E, 2.8% 11/15/50 (b)	2,625,000	1,593,285
Series 2018-BN12 Class D, 3% 5/15/61 (b)	2,082,000	1,499,597
Series 2019-BN18 Class D, 3% 5/15/62 (b)	4,284,000	3,234,755
Series 2019-BN19 Class D, 3% 8/15/61 (b)	3,753,000	2,694,593
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	1,770,493
Series 2020-BN26 Class D, 2.5% 3/15/63 (b)	1,269,000	896,933
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	921,000	648,899
Series 2020-BN28 Class E, 2.5% 3/15/63 (b)	903,000	582,954
Series 2020-BN29 Class E, 2.5% 11/15/53 (b)	1,064,000	681,871
Series 2020-BN30:
Class E, 2.5% 12/15/53 (b)	735,000	471,029
Class MCDG, 3.0155% 12/15/53 (c)	3,921,000	2,672,308
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	2,614,000	1,780,721
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)	2,201,000	1,764,136
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52 (b)	726,000	515,591
Class E, 2.5% 11/15/52 (b)	2,545,000	1,691,631
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	3,013,000	1,900,107
Series 2022-C17 Class D, 2.5% 9/15/55 (b)	1,200,000	794,416
Series 2016-ETC Class D, 3.7292% 8/14/36 (b)(c)	1,749,000	1,459,804
Series 2020-C6 Class E, 2.4% 2/15/53 (b)	1,512,000	997,576
Series 2020-C7 Class D, 3.7171% 4/15/53 (b)(c)	840,000	611,371
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 7.025% 6/15/38 (b)(c)(f)	2,395,000	2,142,827
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(c)	1,680,000	1,429,445
Class 225E, 3.4041% 12/15/62 (b)(c)	1,132,000	952,704
Series 2020-B20 Class E, 2% 10/15/53 (b)	2,100,000	1,276,857
Series 2018-B6 Class D, 3.2592% 10/10/51 (b)(c)	1,877,000	1,442,826
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)	833,000	637,693
Class E, 3% 5/15/53 (b)(c)	833,000	595,565
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (b)(c)	4,074,000	3,312,582
Class D, 2.25% 7/15/53 (b)	1,500,000	1,017,239
Series 2020-B21:
Class D, 2% 12/17/53 (b)	1,638,000	1,091,230
Class E, 2% 12/17/53 (b)	1,533,000	924,112
Series 2020-B22 Class E, 2% 1/15/54 (b)	1,826,000	1,111,837
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)	3,049,000	2,217,053
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (b)(c)	6,055,000	4,456,806
Class 300E, 2.9942% 4/15/54 (b)(c)	1,113,000	796,481
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	3,003,000	1,916,266
Series 2022-B36 Class D, 2.5% 7/15/55 (b)	1,872,000	1,214,202
BFLD Trust floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 7.241% 10/15/35 (b)(c)(f)	2,019,000	1,848,082
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 5.329% 8/15/36 (b)(c)(f)	1,165,500	1,085,374
BMO Mortgage Trust Series 2022-C1:
Class 360D, 4.0699% 2/15/42 (b)(c)	1,638,000	1,202,160
Class 360E, 4.0699% 2/15/42 (b)(c)	1,970,000	1,486,960
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 6.281% 10/15/38 (b)(c)(f)	13,444,654	12,736,029
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 6.36% 12/15/38 (b)(c)(f)	9,996,000	9,273,620
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 5.4778% 4/15/34 (b)(c)(f)	1,572,000	1,455,812
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 5.3381% 10/15/36 (b)(c)(f)	3,192,000	2,977,878
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 5.1933% 5/15/38 (b)(c)(f)	2,627,000	2,437,764
Class G, 1 month U.S. LIBOR + 3.950% 6.3433% 5/15/38 (b)(c)(f)	4,994,000	4,671,819
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(c)	9,422,000	7,486,293
Class E, 3.667% 3/11/44 (b)(c)	8,563,000	6,595,330
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 6.4028% 2/15/39 (b)(c)(f)	3,510,248	3,248,664
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 6.766% 7/15/34 (b)(c)(f)	2,444,600	2,380,661
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 5.991% 4/15/34 (b)(c)(f)	3,255,000	3,024,580
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 5.041% 10/15/36 (b)(c)(f)	16,482,350	15,764,016
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 6.401% 10/15/36 (b)(c)(f)	2,226,000	2,037,655
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 5.687% 11/15/38 (b)(c)(f)	2,541,000	2,348,135
Series 2021-ARIA Class G, 1 month U.S. LIBOR + 3.140% 5.5331% 10/15/36 (b)(c)(f)	2,500,000	2,307,426
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 5.7405% 10/15/26 (b)(c)(f)	4,374,000	3,953,387
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 5.391% 1/15/34 (b)(c)(f)	834,000	786,866
Class G, 1 month U.S. LIBOR + 3.900% 6.291% 1/15/34 (b)(c)(f)	417,000	391,923
Series 2021-SOAR:
Class G, 5.192% 6/15/38 (b)(c)	1,271,369	1,173,927
Class J, 6.142% 6/15/38 (b)(c)	2,542,738	2,378,696
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 5.241% 9/15/36 (b)(c)(f)	2,448,000	2,303,739
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 5.6574% 1/15/39 (b)(c)(f)	4,315,000	4,083,171
Class G, CME Term SOFR 1 Month Index + 4.200% 6.5074% 1/15/39 (b)(c)(f)	1,381,000	1,306,635
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 5.584% 10/15/23 (b)(c)(f)	1,390,000	1,251,844
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(c)	9,367,000	7,738,933
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (b)(c)	709,000	462,357
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 7.637% 3/15/35 (b)(c)	2,283,000	2,157,429
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(c)	3,093,000	2,427,204
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.641% 12/15/37 (b)(c)(f)	10,526,000	10,144,958
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	4,073,000	2,866,230
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3353% 9/10/46 (b)(c)	7,323,000	7,001,860
Series 2016-C3 Class D, 3% 11/15/49 (b)	4,412,000	3,156,934
Series 2019-GC41:
Class D, 3% 8/10/56 (b)	2,273,000	1,675,970
Class E, 3% 8/10/56 (b)	1,848,000	1,262,573
Series 2019-GC43 Class E, 3% 11/10/52 (b)	2,772,000	1,941,348
Series 2020-420K Class E, 3.4222% 11/10/42 (b)(c)	2,081,000	1,586,526
Series 2020-GC46:
Class D, 2.6% 2/15/53 (b)	2,756,000	1,969,717
Class E, 2.6% 2/15/53 (b)	329,000	217,883
Series 2022-GC48:
Class D, 2.5% 6/15/55 (b)	3,129,000	2,016,438
Class E, 2.5% 6/15/55 (b)	2,562,000	1,506,359
Cologix Data Centers U.S. Issuer, LLC / Cologix Data Centers U.S. Co.-Issuer, LLC Series 2021-1A Class C, 5.99% 12/26/51 (b)	1,500,000	1,343,547
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.050% 7.4473% 9/15/33 (b)(c)(f)	1,487,000	1,270,098
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,442,400
Series 2012-CR1:
Class D, 5.4575% 5/15/45 (b)(c)	7,226,000	6,322,750
Class G, 2.462% 5/15/45 (b)	2,322,000	597,839
Series 2013-CR10 Class D, 5.0315% 8/10/46 (b)(c)	3,673,000	3,537,339
Series 2013-LC6 Class D, 4.4323% 1/10/46 (b)(c)	5,644,000	5,488,692
Series 2014-CR15 Class D, 4.8203% 2/10/47 (b)(c)	1,060,000	1,021,795
Series 2014-CR17 Class E, 5.0069% 5/10/47 (b)(c)	589,000	443,858
Series 2014-UBS2 Class D, 5.1458% 3/10/47 (b)(c)	3,454,000	3,237,304
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)	4,405,000	3,966,516
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	3,969,000	3,157,530
Series 2019-CD4 Class C, 4.3497% 5/10/50 (c)	1,920,000	1,692,539
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	887,180
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8639% 11/10/49 (c)	1,680,000	977,425
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 5.0672% 8/15/45 (b)(c)	789,000	775,890
Class E, 5.0672% 8/15/45 (b)(c)	5,385,400	4,809,162
Class F, 4.25% 8/15/45 (b)	7,162,000	5,713,127
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)(e)	1,556,000	859,846
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 4.291% 12/15/31 (b)(c)(f)	2,385,600	2,236,193
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (b)(c)	2,772,000	2,055,182
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 6.6079% 6/15/34 (b)(f)	2,561,600	2,394,293
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)	61,401	61,425
Credit Suisse Mortgage Trust:
floater:
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 8.548% 10/15/37 (b)(c)(f)	2,100,000	1,978,874
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 6.2745% 11/15/23 (b)(c)(f)	7,098,000	6,879,310
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 6.1064% 8/15/23 (b)(c)(f)	2,289,000	2,181,745
Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(c)	2,289,000	1,668,427
Series 2020-NET Class F, 3.8277% 8/15/37 (b)(c)	918,000	809,476
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 5.8807% 5/15/23 (b)(c)(f)	3,724,760	3,546,511
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 5.9% 4/15/36 (b)(c)(f)	840,000	794,219
Class G, 1 month U.S. LIBOR + 4.500% 6.9% 4/15/36 (b)(c)(f)	493,000	466,602
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5882% 6/15/50 (b)(c)	3,902,000	3,004,524
Series 2017-CX9 Class D, 4.1476% 9/15/50 (b)(c)	1,615,000	1,242,341
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)	833,000	788,844
Class E, 5.099% 1/10/34 (b)(c)	4,264,000	3,941,338
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.7812% 10/15/51 (c)	777,000	706,792
Class D, 3.0312% 10/15/51 (b)(c)	3,459,000	2,632,695
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)	1,000,000	731,752
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)(c)	1,029,000	774,565
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 6.0069% 11/15/38 (b)(c)(f)	2,289,000	2,146,685
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 6.092% 7/15/38 (b)(c)(f)	2,808,714	2,710,016
GS Mortgage Securities Corp. II Series 2010-C1 Class B, 5.148% 8/10/43 (b)	211,106	208,869
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 5.041% 10/15/36 (b)(c)(f)	2,550,000	2,323,167
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.3022% 8/10/44 (b)(c)	1,929,752	822,074
Class E, 5.3022% 8/10/44 (b)(c)(e)	2,432,000	214,016
Class F, 4.5% 8/10/44 (b)(e)	4,308,000	15,112
Series 2012-GC6I Class F, 5% 1/10/45 (c)	1,210,496	1,008,277
Series 2012-GCJ7 Class F, 5% 5/10/45 (b)	1,171,017	217,385
Series 2012-GCJ9 Class D, 4.7797% 11/10/45 (b)(c)	4,238,000	4,137,665
Series 2013-GC12 Class D, 4.5895% 6/10/46 (b)(c)	869,000	835,033
Series 2013-GC16:
Class D, 5.4881% 11/10/46 (b)(c)	3,923,000	3,789,888
Class F, 3.5% 11/10/46 (b)(e)	2,530,000	1,960,254
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,656,920
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)	4,676,000	3,602,285
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,162,000	887,714
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	2,106,287
Series 2019-GC40:
Class D, 3% 7/10/52 (b)	2,079,000	1,569,524
Class DBF, 3.668% 7/10/52 (b)(c)	2,523,000	2,480,366
Series 2019-GC42:
Class D, 2.8% 9/1/52 (b)	4,807,000	3,513,628
Class E, 2.8% 9/1/52 (b)	2,519,000	1,749,852
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)	2,499,000	2,270,385
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)	1,655,000	1,145,534
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	2,289,000	1,647,753
Class SWD, 3.3258% 12/13/39 (b)(c)	1,764,000	1,255,469
Series 2020-GC47 Class D, 3.5698% 5/12/53 (b)(c)	756,000	576,280
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(c)	3,079,000	2,695,729
Class F, 4.3333% 11/5/38 (b)(c)	5,977,000	5,063,699
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)	3,595,000	3,439,037
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,322,578	1,178,095
Class F, 4.101% 9/17/39 (b)	214,604	191,698
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (b)(c)	1,947,000	1,604,951
Series 2019-55HY Class F, 3.0409% 12/10/41 (b)(c)	1,617,000	1,221,078
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	1,889,984
Intown Mortgage Trust floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 7.2814% 8/15/37 (b)(c)(f)	1,623,000	1,609,850
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	604,000	456,740
Series 2014-C26 Class D, 4.0201% 1/15/48 (b)(c)	2,329,000	2,064,168
Series 2015-C32 Class C, 4.8055% 11/15/48 (c)	1,500,000	1,162,804
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5212% 12/15/49 (b)(c)	2,418,000	1,888,406
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C7 Class D, 3% 10/15/50 (b)	3,285,000	2,513,149
Series 2018-C8 Class D, 3.3742% 6/15/51 (b)(c)	1,171,000	844,926
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)	1,354,000	969,793
Class E, 2.5% 11/13/52 (b)	2,582,000	1,723,389
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)	1,535,000	1,011,786
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2019-MFP Class F, 1 month U.S. LIBOR + 3.000% 5.391% 7/15/36 (b)(c)(f)	777,000	718,334
Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.450% 4.841% 4/15/38 (b)(c)(f)	3,060,000	2,876,396
Series 2011-C3:
Class E, 5.7086% 2/15/46 (b)(c)	3,008,000	1,066,057
Class G, 4.409% 2/15/46 (b)(c)	1,082,000	83,549
Class H, 4.409% 2/15/46 (b)(c)(e)	2,622,000	112,915
Series 2011-C4:
Class C, 5.604% 7/15/46 (b)(c)	14,265	14,216
Class D, 5.7417% 7/15/46 (b)(c)	2,500,000	2,436,475
Class F, 3.873% 7/15/46 (b)	494,000	464,698
Class H, 3.873% 7/15/46 (b)	2,683,000	2,516,752
Class NR, 3.873% 7/15/46 (b)	1,322,500	1,232,984
Series 2012-CBX:
Class E, 4.8545% 6/15/45 (b)(c)	2,829,634	2,614,297
Class F, 4% 6/15/45 (b)(e)	3,743,000	748,461
Class G 4% 6/15/45 (b)(e)	4,129,000	309,966
Series 2013-LC11:
Class D, 4.3028% 4/15/46 (c)	3,677,000	2,885,294
Class E, 3.25% 4/15/46 (b)(c)	104,000	70,123
Class F, 3.25% 4/15/46 (b)(c)	5,894,000	1,876,650
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)	3,213,000	8,033
Class E, 3.9314% 6/10/27 (b)(c)(e)	4,232,000	10,580
Series 2018-AON Class F, 4.767% 7/5/31 (b)(c)	2,150,000	1,741,729
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(c)	2,350,000	1,988,864
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	2,771,000	2,526,759
Class FFX, 4.6254% 1/16/37 (b)	2,388,000	2,144,700
Class GFX, 4.8445% 1/16/37 (b)(c)	942,000	838,347
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 6.341% 8/15/38 (b)(c)(f)	4,463,146	4,189,544
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME Term SOFR 1 Month Index + 5.970% 8.2676% 3/15/39 (b)(c)(f)	2,061,863	2,015,545
Liberty Street Trust Series 2016-225L Class E, 4.8035% 2/10/36 (b)(c)	2,063,000	1,829,649
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 5.341% 3/15/38 (b)(c)(f)	11,211,758	10,357,428
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (b)(c)	1,976,000	1,325,805
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 7.642% 11/15/38 (b)(c)(f)	10,000,000	9,510,458
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 5.141% 7/15/38 (b)(c)(f)	735,000	679,875
Class J, 1 month U.S. LIBOR + 3.950% 6.341% 7/15/38 (b)(c)(f)	458,000	431,602
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 5.592% 4/15/38 (b)(c)(f)	14,000,000	13,302,673
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 4.791% 5/15/38 (b)(c)(f)	3,850,000	3,580,497
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 6.2649% 1/15/27 (b)(c)(f)	2,352,000	2,191,580
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (b)(c)	1,144,000	889,281
Class E, 3.5926% 2/10/42 (b)(c)	841,000	605,469
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,444,855
Series 2012-C5 Class E, 4.807% 8/15/45 (b)(c)	889,000	882,456
Series 2012-C6 Class D, 4.7609% 11/15/45 (b)(c)	3,633,000	3,598,813
Series 2012-C6, Class F, 4.7609% 11/15/45 (b)(c)(e)	1,575,000	1,470,291
Series 2013-C12 Class D, 4.9208% 10/15/46 (b)(c)	3,996,000	3,654,248
Series 2013-C13:
Class D, 5.0591% 11/15/46 (b)(c)	5,150,000	4,730,231
Class E, 5.0591% 11/15/46 (b)(c)	1,666,000	1,419,758
Series 2013-C8 Class D, 4.2868% 12/15/48 (b)(c)	1,883,000	1,842,200
Series 2013-C9:
Class D, 4.2416% 5/15/46 (b)(c)	4,440,000	4,137,157
Class E, 4.2416% 5/15/46 (b)(c)	1,594,370	1,423,342
Series 2016-C30 Class D, 3% 9/15/49 (b)	798,000	539,649
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	2,329,068
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(c)	16,475	16,317
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(c)	4,110,508	3,899,533
Class F, 5.385% 6/15/44 (b)(c)(e)	3,015,000	1,959,750
Series 2011-C3:
Class C, 5.2534% 7/15/49 (b)(c)	379,208	375,582
Class D, 5.2534% 7/15/49 (b)(c)	8,074,000	7,775,571
Class E, 5.2534% 7/15/49 (b)(c)(e)	2,610,000	2,340,062
Class F, 5.2534% 7/15/49 (b)(c)(e)	984,000	686,338
Class G, 5.2534% 7/15/49 (b)(c)(e)	3,536,800	1,867,862
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(c)	936,650	895,672
Series 2015-MS1 Class D, 4.1581% 5/15/48 (b)(c)	4,300,000	3,634,409
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)	1,747,000	1,275,691
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	4,506,000	3,505,261
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.991% 11/15/34 (b)(c)(f)	916,000	898,400
Series 2017-H1 Class D, 2.546% 6/15/50 (b)	2,625,000	1,998,695
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(c)	2,499,000	1,936,298
Series 2020-CNP Class D, 2.5085% 4/5/42 (b)(c)	1,043,000	745,197
Motel 6 Trust floater Series 2021-MTL6 Class H, 1 month U.S. LIBOR + 6.000% 8.391% 9/15/38 (b)(c)(f)	248,973	245,755
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (b)	3,373,000	2,901,915
Class J, 4.25% 12/15/36 (b)	5,222,000	4,554,146
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 5.441% 10/15/37 (b)(c)(f)	1,024,000	964,506
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)	1,014,000	742,267
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 5.280% 7.5926% 3/15/39 (b)(c)(f)	4,473,000	4,268,849
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 6.141% 6/15/35 (b)(c)(f)	222,000	172,970
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 4.642% 11/15/34 (b)(c)(f)	638,000	606,100
Class F, 1 month U.S. LIBOR + 3.000% 5.392% 11/15/34 (b)(c)(f)	96,000	91,319
Class G, 1 month U.S. LIBOR + 4.000% 6.392% 11/15/34 (b)(c)(f)	572,000	544,410
Series 2019-10K:
Class E, 4.2724% 5/15/39 (b)(c)	984,000	755,852
Class F, 4.2724% 5/15/39 (b)(c)	3,014,000	2,180,645
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (b)(c)	1,754,950	1,595,541
Class AMZ3, 3.6167% 1/15/37 (b)(c)	822,675	742,233
Class MSK3, 3.3583% 12/15/36 (b)(c)	1,755,550	1,544,153
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 5.737% 10/15/36 (b)(c)(f)	1,646,402	1,536,783
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 5.742% 7/15/38 (b)(c)(f)	2,225,000	2,097,880
Class NR, 1 month U.S. LIBOR + 6.000% 8.392% 7/15/38 (b)(c)(f)	631,000	601,130
Prima Capital Ltd. floater Series 2021-9A Class C, 1 month U.S. LIBOR + 2.350% 4.7181% 12/15/37 (b)(c)(f)	1,000,000	943,214
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,557,513	1,664,077
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 6.041% 5/15/38 (b)(c)(f)	1,383,000	1,274,975
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(c)	3,206,000	2,427,398
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(c)	3,855,000	3,376,013
Class G, 3.8518% 3/15/37 (b)(c)	1,782,000	1,490,409
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (b)	8,069,000	5,549,314
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 5.658% 1/15/39 (b)(c)(f)	3,360,000	3,096,870
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(c)	2,499,000	1,834,946
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 5.6568% 10/15/38 (b)(c)(f)	3,339,000	3,038,601
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 6.3065% 11/15/36 (b)(c)(f)	1,803,000	1,680,471
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 5.942% 11/15/36 (b)(c)(f)	2,500,000	2,313,993
Class G, 1 month U.S. LIBOR + 4.200% 6.591% 11/15/36 (b)(c)(f)	1,134,000	1,052,593
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 6.24% 6/15/26 (b)(c)(f)	1,008,000	926,071
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 6.6596% 5/10/45 (b)(c)	457,821	416,617
Class E, 5% 5/10/45 (b)(c)(e)	1,911,000	745,290
Class F, 5% 5/10/45 (b)(c)	2,484,000	129,194
Series 2018-C8 Class C, 4.8657% 2/15/51 (c)	756,000	696,071
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)	2,090,000	1,881,008
Series 2012-WRM Class C, 4.3793% 6/10/30 (b)(c)	890,000	845,566
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.6633% 1/10/45 (b)(c)	458,223	426,148
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 7.391% 7/15/39 (b)(c)(f)	693,000	660,350
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 6.291% 7/15/39 (b)(c)(f)	3,009,000	2,863,547
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 6.877% 1/18/37 (b)(c)(f)	9,895,000	9,464,688
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE Class E, 1 month U.S. LIBOR + 3.650% 6.041% 2/15/40 (b)(c)(f)	511,779	474,780
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,470,623
Series 2012-LC5 Class F, 4.9565% 10/15/45 (b)(c)	252,939	233,968
Series 2015-NXS4 Class D, 3.8416% 12/15/48 (c)	1,834,000	1,615,726
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,526,000	950,422
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	4,250,000	3,360,479
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)	1,824,000	1,438,699
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	1,252,600	43,187
Series 2011-C3:
Class D, 5.4196% 3/15/44 (b)(c)	3,921,839	1,592,266
Class E, 5% 3/15/44 (b)(e)	1,258,000	6,290
Class F, 5% 3/15/44 (b)(e)	1,384,543	127
Series 2011-C4:
Class D, 4.9868% 6/15/44 (b)(c)	1,616,000	1,429,904
Class E, 4.9868% 6/15/44 (b)(c)	1,274,000	996,251
Series 2011-C5:
Class E, 5.7035% 11/15/44 (b)(c)	1,768,953	1,763,923
Class F, 5.25% 11/15/44 (b)(c)	3,930,000	3,604,736
Class G, 5.25% 11/15/44 (b)(c)	1,255,150	1,113,285
Series 2012-C7:
Class E, 4.8144% 6/15/45 (b)(c)(e)	1,514,000	136,260
Class F, 4.5% 6/15/45 (b)(e)	1,461,758	7,309
Series 2013-C11:
Class D, 4.3655% 3/15/45 (b)(c)	1,865,000	1,812,476
Class E, 4.3655% 3/15/45 (b)(c)(e)	4,999,000	4,751,078
Series 2013-C13 Class D, 4.2834% 5/15/45 (b)(c)	1,499,000	1,435,136
Series 2013-C16 Class D, 5.1481% 9/15/46 (b)(c)	668,000	622,552
WFCM Series 2022-C62 Class D, 2.5% 4/15/55 (b)	2,352,000	1,523,365
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (b)(c)	1,695,000	1,279,811
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)	1,638,000	1,335,596
Class PR2, 3.6332% 6/5/35 (b)(c)	4,354,000	3,307,738
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $727,352,385)		640,498,318

Common Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.1%
Cyxtera Technologies, Inc. Class A (h) (Cost $919,192)	92,200	584,548

Preferred Stocks - 2.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
Homebuilders/Real Estate - 0.3%
RLJ Lodging Trust Series A, 1.95%	70,550	1,816,663
Nonconvertible Preferred Stocks - 2.3%
Diversified Financial Services - 0.6%
AGNC Investment Corp. Series E, 6.50% (c)	147,792	3,276,549
MFA Financial, Inc. Series B, 7.50%	80,525	1,744,172
		5,020,721
Homebuilders/Real Estate - 1.7%
Arbor Realty Trust, Inc. Series F, 6.25% (c)	92,000	1,955,920
DiamondRock Hospitality Co. 8.25%	25,800	678,282
Digitalbridge Group, Inc.:
Series H, 7.125%	59,229	1,408,466
Series I, 7.15%	71,600	1,691,192
Dynex Capital, Inc. Series C 6.90% (c)	57,707	1,313,411
Franklin BSP Realty Trust, Inc. 7.50%	87,175	1,784,472
iStar Financial, Inc. Series G, 7.65%	70,700	1,775,277
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,310,201
		12,917,221
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,937,942
TOTAL PREFERRED STOCKS (Cost $20,859,024)		19,754,605

Bank Loan Obligations - 3.5%
	Principal Amount (a)	Value ($)
Air Transportation - 0.7%
Hanjin International Corp. 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.16% 12/23/22 (c)(e)(f)(i)	5,480,000	5,315,600
Diversified Financial Services - 2.5%
Agellan Portfolio 9% 8/7/25 (c)(e)(i)	908,000	908,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 7.3074% 1/9/24 (c)(e)(f)(i)	4,858,250	4,712,503
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 6.8719% 1/21/27 (c)(e)(f)(i)	2,792,918	2,792,918
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 10.891% 11/15/22 (c)(e)(f)(i)	11,130,675	10,985,976
TOTAL DIVERSIFIED FINANCIAL SERVICES		19,399,397
Hotels - 0.3%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.4437% 9/9/26 (c)(f)(i)	1,767,993	1,723,793
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 8/2/28 (c)(f)(i)	342,413	334,424
TOTAL HOTELS		2,058,217
TOTAL BANK LOAN OBLIGATIONS (Cost $27,267,744)		26,773,214

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(c)(e)(f)	3,000,000	60,000
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(c)(e)	3,100,000	310

TOTAL PREFERRED SECURITIES (Cost $6,004,704)		60,310

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (j) (Cost $19,181,069)	19,177,234	19,181,069

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $873,897,919)	767,238,456
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,705,680
NET ASSETS - 100.0%	768,944,136

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $672,590,656 or 87.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,383 or 0.0% of net assets.

(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.3043% 6/25/43	9/29/03	0
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.3043% 6/25/43	9/29/03	87

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	52,745,879	153,839,137	187,403,947	121,308	-	-	19,181,069	0.0%
Total	52,745,879	153,839,137	187,403,947	121,308	-	-	19,181,069

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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